Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.98%
Communication services: 1.86%
Entertainment: 1.86%
TKO Group Holdings, Inc. Class A	11,911	$2,401,853
Consumer discretionary: 13.91%
Broadline retail: 1.05%
MercadoLibre, Inc.†	785	1,357,281
Diversified consumer services: 2.22%
Liberty Live Holdings, Inc. Class C†	30,499	2,870,261
Hotels, restaurants & leisure: 6.24%
Cava Group, Inc.†	21,743	1,759,009
Dutch Bros, Inc. Class A†	37,662	1,907,957
Hyatt Hotels Corp. Class A	15,052	2,164,327
Viking Holdings Ltd.†	30,316	2,227,619
		8,058,912
Household durables: 1.89%
SharkNinja, Inc.†	12,256	1,297,911
Taylor Morrison Home Corp. Class A†	19,551	1,138,650
		2,436,561
Specialty retail: 2.51%
Burlington Stores, Inc.†	6,750	2,196,315
Chewy, Inc. Class A†	38,576	1,041,552
		3,237,867
Financials: 3.24%
Capital markets: 1.68%
Marex Group PLC	3,507	156,342
Miami International Holdings, Inc.†	51,826	2,017,068
		2,173,410
Financial services: 1.56%
Affirm Holdings, Inc.†	44,019	2,016,951
Health care: 23.64%
Biotechnology: 8.86%
Ascendis Pharma AS ADR†	8,217	1,879,474
Bridgebio Pharma, Inc.†	15,022	1,115,534
Insmed, Inc.†	16,493	2,696,935
Natera, Inc.†	8,765	1,752,912
Neurocrine Biosciences, Inc.†	10,141	1,335,975
Twist Bioscience Corp.†	21,746	1,033,370
Vericel Corp.†	31,186	1,003,254
Xenon Pharmaceuticals, Inc.†	10,672	620,577
		11,438,031
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.45%
Glaukos Corp.†	17,691	$1,904,613
iRhythm Holdings, Inc.†	21,582	2,547,108
		4,451,721
Health care providers & services: 7.25%
Alignment Healthcare, Inc.†	49,647	874,780
BrightSpring Health Services, Inc.†	32,063	1,366,204
Encompass Health Corp.	14,846	1,436,054
Guardant Health, Inc.†	25,441	2,349,985
RadNet, Inc.†	31,434	1,756,846
Tenet Healthcare Corp.†	8,412	1,587,429
		9,371,298
Life sciences tools & services: 1.16%
Bio-Techne Corp.	3,585	187,352
Repligen Corp.†	11,141	1,312,633
		1,499,985
Pharmaceuticals: 2.92%
Elanco Animal Health, Inc.†	58,339	1,396,052
Teva Pharmaceutical Industries Ltd. ADR†	79,081	2,381,920
		3,777,972
Industrials: 34.44%
Aerospace & defense: 8.76%
ATI, Inc.†	11,003	1,600,497
Carpenter Technology Corp.	8,129	3,204,045
Curtiss-Wright Corp.	4,158	2,832,097
Kratos Defense & Security Solutions, Inc.†	12,606	888,849
Mercury Systems, Inc.†	26,233	1,912,648
York Space Systems, Inc.†	39,706	880,282
		11,318,418
Building products: 2.28%
Modine Manufacturing Co.†	13,586	2,944,222
Commercial services & supplies: 3.60%
Casella Waste Systems, Inc. Class A†	32,750	2,598,385
RB Global, Inc.	21,324	2,043,905
		4,642,290
Construction & engineering: 7.24%
Argan, Inc.	3,917	2,133,394
Comfort Systems USA, Inc.	3,168	4,368,641
Construction Partners, Inc. Class A†	25,609	2,845,672
		9,347,707
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Electrical equipment: 2.81%
Bloom Energy Corp. Class A†	20,600	$2,791,094
Power Solutions International, Inc.†	13,724	835,517
		3,626,611
Ground transportation: 2.34%
Saia, Inc.†	4,178	1,467,648
XPO, Inc.†	8,010	1,558,345
		3,025,993
Machinery: 2.29%
RBC Bearings, Inc.†	5,440	2,954,573
Professional services: 1.50%
UL Solutions, Inc. Class A	22,646	1,940,989
Trading companies & distributors: 3.62%
Applied Industrial Technologies, Inc.	7,179	1,904,732
SiteOne Landscape Supply, Inc.†	11,150	1,484,177
Xometry, Inc. Class A†	31,560	1,288,910
		4,677,819
Information technology: 18.51%
Communications equipment: 2.12%
Viavi Solutions, Inc.†	82,301	2,738,977
Electronic equipment, instruments & components: 6.11%
Celestica, Inc.†	7,089	1,996,830
Fabrinet†	4,148	2,163,265
Novanta, Inc.†	16,951	2,002,083
Teledyne Technologies, Inc.†	2,849	1,723,673
		7,885,851
IT services: 3.25%
DigitalOcean Holdings, Inc.†	11,542	990,073
MongoDB, Inc. Class A†	6,044	1,479,390
Twilio, Inc. Class A†	13,694	1,722,979
		4,192,442
Semiconductors & semiconductor equipment: 4.58%
Credo Technology Group Holding Ltd.†	16,323	1,532,240
Entegris, Inc.	16,643	1,951,225
Impinj, Inc.†	8,422	864,939
Monolithic Power Systems, Inc.	1,439	1,573,331
		5,921,735
Software: 2.45%
Guidewire Software, Inc.†	15,814	2,365,142
Tyler Technologies, Inc.†	2,332	798,430
		3,163,572
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Real estate: 2.02%
Real estate management & development: 2.02%
Jones Lang LaSalle, Inc.†	8,585	$2,612,587
Utilities: 1.36%
Independent power and renewable electricity producers: 1.36%
Talen Energy Corp.†	5,493	1,753,530
Total common stocks (Cost $110,753,086)		127,839,419

		Yield
Short-term investments: 0.86%
Investment companies: 0.86%
Allspring Government Money Market Fund Select Class♠∞		3.60%	1,107,431	1,107,431
Total short-term investments (Cost $1,107,431)				1,107,431
Total investments in securities (Cost $111,860,517)	99.84%			128,946,850
Other assets and liabilities, net	0.16			206,038
Total net assets	100.00%			$129,152,888

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,342,012	$10,943,791	$(12,178,372)	$0	$0	$1,107,431	1,107,431	$15,682
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery SMID Cap Growth Fund

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,401,853	$0	$0	$2,401,853
Consumer discretionary	17,960,882	0	0	17,960,882
Financials	4,190,361	0	0	4,190,361
Health care	30,539,007	0	0	30,539,007
Industrials	44,478,622	0	0	44,478,622
Information technology	23,902,577	0	0	23,902,577
Real estate	2,612,587	0	0	2,612,587
Utilities	1,753,530	0	0	1,753,530
Short-term investments
Investment companies	1,107,431	0	0	1,107,431
Total assets	$128,946,850	$0	$0	$128,946,850
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring VT Discovery SMID Cap Growth Fund | 5